American Century Investments®
Quarterly Portfolio Holdings
Avantis® Short-Term Fixed Income ETF (AVSF)
May 31, 2022

Avantis® Short-Term Fixed Income ETF - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 65.4%
Aerospace and Defense — 1.4%
Boeing Co., 2.20%, 2/4/26	370,000	339,218
General Dynamics Corp., 3.50%, 5/15/25	506,000	509,347
Lockheed Martin Corp., 3.55%, 1/15/26	235,000	238,669
		1,087,234
Air Freight and Logistics — 0.6%
United Parcel Service, Inc., 2.20%, 9/1/24	459,000	452,801
Automobiles — 1.0%
American Honda Finance Corp., 2.15%, 9/10/24	167,000	163,630
American Honda Finance Corp., 1.00%, 9/10/25	229,000	211,990
General Motors Financial Co., Inc., 4.25%, 5/15/23	95,000	96,065
Toyota Motor Corp., 2.36%, 7/2/24	332,000	328,204
		799,889
Banks — 13.9%
African Development Bank, 1.625%, 9/16/22	56,000	56,008
African Development Bank, 3.00%, 9/20/23	206,000	207,489
Asian Development Bank, 1.75%, 9/13/22	106,000	106,027
Asian Development Bank, 0.25%, 10/6/23	239,000	232,209
Asian Development Bank, 2.625%, 1/30/24	250,000	250,517
Asian Infrastructure Investment Bank, 0.25%, 9/29/23	234,000	227,234
Asian Infrastructure Investment Bank, 0.50%, 10/30/24	395,000	373,558
Bank of Montreal, 0.625%, 7/9/24	100,000	94,919
Bank of Montreal, 1.85%, 5/1/25	297,000	283,416
Bank of Nova Scotia, 1.30%, 6/11/25	269,000	251,437
Bank of Nova Scotia, 2.70%, 8/3/26	59,000	56,488
Barclays PLC, 3.65%, 3/16/25	200,000	199,299
Barclays PLC, 4.375%, 1/12/26	200,000	200,836
Canadian Imperial Bank of Commerce, 2.25%, 1/28/25	611,000	591,945
Citigroup, Inc., 3.30%, 4/27/25	388,000	385,345
Council Of Europe Development Bank, 0.25%, 6/10/23	24,000	23,465
Council Of Europe Development Bank, 1.375%, 2/27/25	114,000	109,840
European Bank for Reconstruction & Development, 0.25%, 7/10/23	40,000	39,097
European Bank for Reconstruction & Development, 0.50%, 5/19/25	250,000	233,514
European Investment Bank, 1.375%, 3/15/27	205,000	191,292
HSBC Holdings PLC, 3.90%, 5/25/26	200,000	197,816
Huntington Bancshares, Inc., 4.00%, 5/15/25	269,000	271,403
Inter-American Development Bank, 2.50%, 1/18/23	120,000	120,404
Inter-American Development Bank, 3.00%, 10/4/23	106,000	106,753
Inter-American Development Bank, 0.25%, 11/15/23	82,000	79,467
International Bank for Reconstruction & Development, 1.50%, 8/28/24	475,000	463,057
International Bank for Reconstruction & Development, 2.50%, 7/29/25	325,000	321,945
International Bank for Reconstruction & Development, 0.875%, 7/15/26	40,000	36,918
International Finance Corp., 2.875%, 7/31/23	152,000	152,882
JPMorgan Chase & Co., 3.90%, 7/15/25	363,000	369,558
KeyBank N.A., 3.30%, 6/1/25	375,000	373,723
Kreditanstalt fuer Wiederaufbau, 2.125%, 6/15/22	25,000	25,007
Kreditanstalt fuer Wiederaufbau, 0.25%, 3/8/24	450,000	432,157
Kreditanstalt fuer Wiederaufbau, 1.25%, 1/31/25	50,000	48,090
Landwirtschaftliche Rentenbank, 0.50%, 5/27/25	200,000	186,977

National Australia Bank Ltd., 2.50%, 7/12/26	500,000	479,123
Oesterreichische Kontrollbank AG, 2.875%, 3/13/23	50,000	50,315
Oesterreichische Kontrollbank AG, 1.50%, 2/12/25	150,000	145,073
PNC Financial Services Group, Inc., 3.50%, 1/23/24	500,000	504,126
Royal Bank of Canada, 2.55%, 7/16/24	406,000	401,426
Santander Holdings USA, Inc., 4.50%, 7/17/25	334,000	338,004
Toronto-Dominion Bank, 1.25%, 9/10/26	395,000	356,054
Truist Financial Corp., 3.75%, 12/6/23	313,000	317,310
US Bancorp, 3.95%, 11/17/25	512,000	522,199
Westpac Banking Corp., 2.85%, 5/13/26	450,000	437,693
		10,851,415
Beverages — 0.2%
Constellation Brands, Inc., 4.40%, 11/15/25	165,000	168,113
Biotechnology — 0.3%
AbbVie, Inc., 2.90%, 11/6/22	63,000	63,135
AbbVie, Inc., 3.20%, 5/14/26	210,000	206,976
		270,111
Capital Markets — 5.1%
Ameriprise Financial, Inc., 3.00%, 4/2/25	327,000	324,209
Bank of New York Mellon Corp., 2.20%, 8/16/23	311,000	310,816
Cboe Global Markets, Inc., 3.65%, 1/12/27	575,000	574,965
Charles Schwab Corp., 3.75%, 4/1/24	100,000	101,351
Charles Schwab Corp., 3.85%, 5/21/25	313,000	318,446
CME Group, Inc., 3.00%, 3/15/25	248,000	247,415
Deutsche Bank AG, 4.10%, 1/13/26	142,000	140,927
Janus Henderson US Holdings, Inc., 4.875%, 8/1/25	180,000	185,795
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.85%, 1/15/27	200,000	203,640
Lazard Group LLC, 3.75%, 2/13/25	167,000	166,517
Morgan Stanley, 3.625%, 1/20/27	375,000	371,313
S&P Global, Inc., 2.95%, 1/22/27	450,000	437,783
State Street Corp., 3.55%, 8/18/25	550,000	556,108
		3,939,285
Chemicals — 0.5%
Air Products and Chemicals, Inc., 3.35%, 7/31/24	227,000	229,164
Mosaic Co., 4.25%, 11/15/23	140,000	142,117
		371,281
Consumer Finance — 1.3%
Capital One Financial Corp., 4.25%, 4/30/25	488,000	492,727
Discover Financial Services, 4.50%, 1/30/26	337,000	339,892
Synchrony Financial, 4.50%, 7/23/25	188,000	187,552
		1,020,171
Containers and Packaging†
Packaging Corp. of America, 3.65%, 9/15/24	17,000	17,077
Diversified Consumer Services — 0.2%
Yale University, 0.87%, 4/15/25	200,000	188,714
Electric Utilities — 2.6%
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	148,000	151,462
Cleco Corporate Holdings LLC, 3.74%, 5/1/26	242,000	236,798
Duke Energy Florida LLC, 3.20%, 1/15/27	750,000	743,908
Entergy Louisiana LLC, 2.40%, 10/1/26	450,000	424,567
Oklahoma Gas and Electric Co., 0.55%, 5/26/23	174,000	170,389
Sierra Pacific Power Co., 2.60%, 5/1/26	325,000	313,446
		2,040,570
Electronic Equipment, Instruments and Components — 1.2%
Avnet, Inc., 4.625%, 4/15/26	285,000	287,259

Flex Ltd., 3.75%, 2/1/26	293,000	287,962
Jabil, Inc., 1.70%, 4/15/26	155,000	140,809
Keysight Technologies, Inc., 4.55%, 10/30/24	48,000	49,021
TD SYNNEX Corp., 1.75%, 8/9/26(1)	150,000	134,018
		899,069
Energy Equipment and Services — 0.5%
Schlumberger Finance Canada Ltd., 1.40%, 9/17/25	275,000	259,778
Schlumberger Investment SA, 3.65%, 12/1/23	163,000	164,875
		424,653
Equity Real Estate Investment Trusts (REITs) — 5.5%
American Campus Communities Operating Partnership LP, 3.30%, 7/15/26	145,000	143,224
AvalonBay Communities, Inc., 2.95%, 5/11/26	475,000	463,079
Boston Properties LP, 2.75%, 10/1/26	400,000	378,974
Corporate Office Properties LP, 2.25%, 3/15/26	68,000	62,778
Crown Castle International Corp., 4.45%, 2/15/26	250,000	253,602
ERP Operating LP, 3.375%, 6/1/25	463,000	460,242
Host Hotels & Resorts LP, 4.50%, 2/1/26	400,000	400,270
Kimco Realty Corp., 3.30%, 2/1/25	288,000	285,508
Omega Healthcare Investors, Inc., 4.95%, 4/1/24	300,000	304,033
Prologis LP, 3.25%, 10/1/26	525,000	519,788
Spirit Realty LP, 4.45%, 9/15/26	322,000	322,892
Vornado Realty LP, 2.15%, 6/1/26	353,000	322,402
WP Carey, Inc., 4.00%, 2/1/25	338,000	340,096
		4,256,888
Food and Staples Retailing — 0.6%
Costco Wholesale Corp., 2.75%, 5/18/24	181,000	181,551
Walmart, Inc., 3.30%, 4/22/24	65,000	65,801
Walmart, Inc., 3.05%, 7/8/26	200,000	200,379
		447,731
Food Products — 0.9%
Archer-Daniels-Midland Co., 2.50%, 8/11/26	150,000	146,200
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	459,000	428,539
Hershey Co., 2.05%, 11/15/24	123,000	121,086
		695,825
Gas Utilities — 0.2%
Southern California Gas Co., 2.60%, 6/15/26	197,000	189,970
Health Care Providers and Services — 2.1%
Aetna, Inc., 3.50%, 11/15/24	340,000	341,955
Cardinal Health, Inc., 3.50%, 11/15/24	137,000	137,646
Cigna Corp., 3.05%, 11/30/22	38,000	38,104
CVS Health Corp., 2.875%, 6/1/26	70,000	67,952
HCA, Inc., 5.25%, 6/15/26	270,000	280,075
Humana, Inc., 4.50%, 4/1/25	443,000	454,307
Laboratory Corp. of America Holdings, 3.60%, 2/1/25	100,000	100,095
Quest Diagnostics, Inc., 3.45%, 6/1/26	227,000	225,807
		1,645,941
Hotels, Restaurants and Leisure — 0.5%
Hyatt Hotels Corp., 4.85%, 3/15/26	65,000	65,671
Starbucks Corp., 3.80%, 8/15/25	293,000	297,003
		362,674
Household Durables — 0.6%
DR Horton, Inc., 4.75%, 2/15/23	70,000	70,665
Lennar Corp., 5.25%, 6/1/26	200,000	206,073
PulteGroup, Inc., 5.00%, 1/15/27	200,000	206,432
		483,170

Household Products — 0.5%
Colgate-Palmolive Co., 3.25%, 3/15/24	134,000	135,313
Procter & Gamble Co., 2.45%, 11/3/26	300,000	291,526
		426,839
Industrial Conglomerates — 0.6%
3M Co., 2.25%, 9/19/26	450,000	431,583
Insurance — 2.6%
Aflac, Inc., 3.25%, 3/17/25	278,000	277,820
Chubb INA Holdings, Inc., 3.35%, 5/3/26	821,000	819,612
First American Financial Corp., 4.60%, 11/15/24	200,000	205,647
MetLife, Inc., 4.37%, 9/15/23	224,000	228,518
MetLife, Inc., 3.60%, 11/13/25	179,000	180,428
Principal Financial Group, Inc., 3.40%, 5/15/25	288,000	287,391
		1,999,416
Interactive Media and Services — 0.6%
Alphabet, Inc., 3.375%, 2/25/24	450,000	456,291
Internet and Direct Marketing Retail — 0.3%
Amazon.com, Inc., 2.80%, 8/22/24	218,000	218,383
IT Services — 1.5%
Mastercard, Inc., 2.95%, 11/21/26	250,000	247,507
VeriSign, Inc., 5.25%, 4/1/25	750,000	778,295
Western Union Co., 2.85%, 1/10/25	171,000	166,786
		1,192,588
Machinery — 3.2%
Caterpillar Financial Services Corp., 3.30%, 6/9/24	240,000	242,205
Caterpillar Financial Services Corp., 1.45%, 5/15/25	723,000	688,563
Cummins, Inc., 3.65%, 10/1/23	106,000	107,156
Cummins, Inc., 0.75%, 9/1/25	250,000	230,584
Illinois Tool Works, Inc., 3.50%, 3/1/24	56,000	56,719
John Deere Capital Corp., 3.45%, 1/10/24	242,000	244,766
PACCAR Financial Corp., 2.15%, 8/15/24	351,000	344,736
PACCAR Financial Corp., 1.10%, 5/11/26	600,000	549,928
		2,464,657
Media — 1.0%
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	32,000	33,080
Comcast Corp., 3.375%, 8/15/25	506,000	508,231
Discovery Communications LLC, 4.90%, 3/11/26	245,000	252,868
		794,179
Metals and Mining — 0.4%
ArcelorMittal SA, 4.55%, 3/11/26	140,000	141,979
BHP Billiton Finance USA Ltd., 3.85%, 9/30/23	45,000	45,618
Kinross Gold Corp., 5.95%, 3/15/24	106,000	109,911
		297,508
Multi-Utilities — 0.1%
Dominion Energy, Inc., 2.75%, 9/15/22	98,000	98,044
Multiline Retail — 1.7%
Dollar Tree, Inc., 4.00%, 5/15/25	218,000	220,297
Target Corp., 2.25%, 4/15/25	1,100,000	1,077,499
		1,297,796
Oil, Gas and Consumable Fuels — 5.1%
Canadian Natural Resources Ltd., 2.05%, 7/15/25	398,000	377,921
Chevron Corp., 2.90%, 3/3/24	66,000	66,247
Chevron Corp., 2.95%, 5/16/26	285,000	283,414
Enbridge, Inc., 2.50%, 1/15/25	296,000	287,484
Energy Transfer LP, 4.75%, 1/15/26	388,000	394,588

Enterprise Products Operating LLC, 3.35%, 3/15/23	146,000	146,600
Equinor ASA, 2.45%, 1/17/23	66,000	66,016
Equinor ASA, 3.70%, 3/1/24	391,000	396,293
Exxon Mobil Corp., 2.71%, 3/6/25	221,000	219,641
Exxon Mobil Corp., 2.99%, 3/19/25	265,000	264,849
Phillips 66 Co., 2.45%, 12/15/24(1)	148,000	143,635
Shell International Finance BV, 3.25%, 5/11/25	436,000	438,737
TotalEnergies Capital Canada Ltd., 2.75%, 7/15/23	131,000	131,149
TotalEnergies Capital International SA, 2.43%, 1/10/25	150,000	147,441
TransCanada PipeLines Ltd., 2.50%, 8/1/22	96,000	96,020
Valero Energy Corp., 2.85%, 4/15/25	37,000	36,285
Williams Cos., Inc., 4.00%, 9/15/25	488,000	490,109
		3,986,429
Personal Products — 0.1%
Estee Lauder Cos., Inc., 2.00%, 12/1/24	48,000	47,052
Pharmaceuticals — 2.9%
Astrazeneca Finance LLC, 1.20%, 5/28/26	274,000	251,823
Bristol-Myers Squibb Co., 3.55%, 8/15/22	96,000	96,364
Bristol-Myers Squibb Co., 2.90%, 7/26/24	231,000	231,516
GlaxoSmithKline Capital PLC, 3.00%, 6/1/24	287,000	287,797
GlaxoSmithKline Capital, Inc., 3.625%, 5/15/25	499,000	507,262
Novartis Capital Corp., 1.75%, 2/14/25	63,000	61,442
Novartis Capital Corp., 3.00%, 11/20/25	361,000	362,266
Royalty Pharma PLC, 1.20%, 9/2/25	179,000	164,223
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	150,000	146,724
Wyeth LLC, 6.45%, 2/1/24	172,000	181,653
		2,291,070
Road and Rail — 0.8%
Canadian National Railway Co., 2.75%, 3/1/26	325,000	317,446
Ryder System, Inc., 2.50%, 9/1/24	48,000	46,693
Ryder System, Inc., 3.35%, 9/1/25	224,000	220,652
		584,791
Semiconductors and Semiconductor Equipment — 1.4%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	175,000	172,320
Marvell Technology, Inc., 1.65%, 4/15/26	230,000	209,757
Microchip Technology, Inc., 4.33%, 6/1/23	64,000	64,765
Micron Technology, Inc., 4.98%, 2/6/26	295,000	304,719
NXP BV / NXP Funding LLC, 4.875%, 3/1/24	356,000	362,404
		1,113,965
Software — 1.1%
Citrix Systems, Inc., 1.25%, 3/1/26	234,000	228,991
Microsoft Corp., 2.875%, 2/6/24	200,000	201,050
Microsoft Corp., 3.125%, 11/3/25	225,000	226,908
Microsoft Corp., 2.40%, 8/8/26	200,000	196,529
Oracle Corp., 2.40%, 9/15/23	40,000	39,681
		893,159
Specialty Retail — 0.6%
Home Depot, Inc., 3.00%, 4/1/26	250,000	249,200
Ross Stores, Inc., 4.60%, 4/15/25	188,000	192,491
		441,691
Technology Hardware, Storage and Peripherals — 1.6%
Apple, Inc., 3.00%, 2/9/24	97,000	97,653
Apple, Inc., 1.125%, 5/11/25	69,000	65,716
Apple, Inc., 3.20%, 5/13/25	225,000	227,258
Apple, Inc., 3.25%, 2/23/26	428,000	430,964

Dell International LLC / EMC Corp., 6.02%, 6/15/26	358,000	378,428
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	48,000	49,623
		1,249,642
Trading Companies and Distributors — 0.1%
Air Lease Corp., 2.875%, 1/15/26	110,000	103,640
TOTAL CORPORATE BONDS (Cost $53,234,088)		51,001,305
U.S. TREASURY SECURITIES AND EQUIVALENTS — 29.9%
Israel Government AID Bond, 5.50%, 9/18/23	32,000	33,297
U.S. Treasury Notes, 0.125%, 10/15/23	900,000	873,844
U.S. Treasury Notes, 2.75%, 11/15/23	776,000	780,911
U.S. Treasury Notes, 2.375%, 2/29/24	1,560,000	1,558,598
U.S. Treasury Notes, 0.375%, 4/15/24	1,050,000	1,009,497
U.S. Treasury Notes, 2.00%, 5/31/24	1,194,700	1,182,660
U.S. Treasury Notes, 0.25%, 6/15/24	1,825,000	1,742,233
U.S. Treasury Notes, 0.375%, 7/15/24	1,375,000	1,313,367
U.S. Treasury Notes, 2.375%, 8/15/24	1,500,000	1,492,800
U.S. Treasury Notes, 1.50%, 10/31/24	2,150,000	2,093,143
U.S. Treasury Notes, 1.50%, 11/30/24	2,220,000	2,157,823
U.S. Treasury Notes, 1.50%, 2/15/25	2,000,000	1,937,109
U.S. Treasury Notes, 2.75%, 2/28/25	500,000	500,684
U.S. Treasury Notes, 2.00%, 8/15/25	1,100,000	1,074,519
U.S. Treasury Notes, 0.25%, 10/31/25	2,100,000	1,928,309
U.S. Treasury Notes, 0.375%, 11/30/25	1,795,200	1,651,303
U.S. Treasury Notes, 0.75%, 5/31/26	1,200,000	1,106,531
U.S. Treasury Notes, 1.125%, 10/31/26	900,000	836,648
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $23,994,896)		23,273,276
U.S. GOVERNMENT AGENCY SECURITIES — 3.6%
Federal Farm Credit Banks Funding Corp., 0.125%, 5/10/23	150,000	147,161
Federal Farm Credit Banks Funding Corp., 1.125%, 1/6/25	500,000	481,814
FHLB, 0.125%, 6/2/23	100,000	97,978
FHLB, 1.50%, 8/15/24	420,000	410,357
FHLB, 2.75%, 12/13/24	120,000	120,146
FHLB, 2.375%, 3/14/25	200,000	197,854
FHLB, 3.125%, 6/13/25	25,000	25,257
FHLMC, 0.125%, 10/16/23	104,000	100,985
FHLMC, 0.25%, 11/6/23	104,000	100,954
FHLMC, 0.25%, 12/4/23	100,000	96,888
FHLMC, 0.375%, 7/21/25	115,000	106,809
FNMA, 2.375%, 1/19/23	16,000	16,063
FNMA, 0.25%, 7/10/23	152,000	148,745
FNMA, 2.625%, 9/6/24	625,000	625,704
FNMA, 1.625%, 10/15/24	25,000	24,377
FNMA, 0.375%, 8/25/25	25,000	23,146
Tennessee Valley Authority, 0.75%, 5/15/25	125,000	117,763
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,936,405)		2,842,001
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $80,165,389)		77,116,582
OTHER ASSETS AND LIABILITIES — 1.1%		878,924
TOTAL NET ASSETS — 100.0%		$77,995,506

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $277,653, which represented 0.4% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and other financial instruments were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.